Schedule H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	04-3722228
Plan number	006
Participant Notes Receivable	$ 4,708,596
Total investments	$ 125,232,499
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual Fund and Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 120,523,903
Investment, Identifier [Axis]: Columbia Small Cap Value II Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	190,320
Current Value	$ 2,708,251
Investment, Identifier [Axis]: DFA Commodity Strategy | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	985
Current Value	$ 4,581
Investment, Identifier [Axis]: DFA Global Real Estate Securities | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	56,565
Current Value	$ 592,237
Investment, Identifier [Axis]: EuroPacific Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	32,191
Current Value	$ 1,950,149
Investment, Identifier [Axis]: Fidelity Emerging Markets | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	17,260
Current Value	$ 861,595
Investment, Identifier [Axis]: Fidelity Inflation Protected Bond | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	468
Current Value	$ 4,271
Investment, Identifier [Axis]: Fidelity International Bond Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	1,011
Current Value	$ 9,273
Investment, Identifier [Axis]: Fidelity Short-Term Bond Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	989
Current Value	$ 10,009
Investment, Identifier [Axis]: Fidelity Small Cap Growth K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	171,119
Current Value	$ 3,306,027
Investment, Identifier [Axis]: Fidelity Total Market Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	5,803
Current Value	$ 1,084,256
Investment, Identifier [Axis]: Galliard Stable Return Fund | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	234,413
Current Value	$ 15,022,787
Investment, Identifier [Axis]: Goldman Sachs International Equity Income Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	41,014
Current Value	$ 934,306
Investment, Identifier [Axis]: PGIM High Yield Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	544,870
Current Value	$ 2,642,621
Investment, Identifier [Axis]: PGIM Total Return Bond Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	123,038
Current Value	$ 1,498,604
Investment, Identifier [Axis]: PIMCO CommodityRealReturn Strategy Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	25,246
Current Value	$ 366,567
Investment, Identifier [Axis]: Short-Term Investment Fund A - Class S | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	925,806
Current Value	$ 925,806
Investment, Identifier [Axis]: T Rowe Price Blue Chip Growth Fund Inc | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	85,137
Current Value	$ 18,045,550
Investment, Identifier [Axis]: T Rowe Price International Discovery Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	14,271
Current Value	$ 1,071,309
Investment, Identifier [Axis]: Vanguard Equity Income Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	92,169
Current Value	$ 8,563,393
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	31,276
Current Value	$ 4,960,925
Investment, Identifier [Axis]: Vanguard High Yield Corporate Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	869
Current Value	$ 4,843
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	48,637
Current Value	$ 26,851,706
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	252,716
Current Value	$ 2,469,038
Investment, Identifier [Axis]: Vanguard Total Bond Market Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	6,225
Current Value	$ 60,820
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	29,343
Current Value	$ 4,756,153
Investment, Identifier [Axis]: Zurn Elkay Water Solutions Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares | shares	469,323
Current Value	$ 21,818,826